Investments in Equity Investees (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2017 CNY (¥) item
Equity And Cost Method Investments
Share of loss from equity method investment	$ 406	$ 316
JING
Equity And Cost Method Investments
Number of third-parties | item			3
Capital contribution commitment | ¥			¥ 26,250
Percentage of equity interest			20.00%
Share of loss from equity method investment	$ 406	$ 316